STOCK BASED COMPENSATION - Narrative (FY) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jul. 07, 2022	Jun. 14, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance (in shares)			1,525,175		1,525,175
Percentage of amount of shares of common stock			5.00%		5.00%
Stock-based compensation expense			$ 162,000	$ 181,000	$ 1,226,000	$ 595,000
Share-based compensation expense		$ 900,000
Intrinsic value of options exercised			100,000		3,400,000	$ 81,000
Unvested options (in shares)		192,689
Share price (in dollars per share)	$ 1.97
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense			$ 132,000		$ 246,000
Equity instruments granted in the period (in shares)	761,500		589,000		761,500
Equity instruments forfeited in the period (in shares)					36,500
Equity instruments outstanding (in shares)			1,314,000		725,000	0
Award vesting period	3 years		2 years 6 months
Recognition period					2 years 6 months
Unrecognized expense			$ 1,500,000		$ 1,200,000